Note 10 - Stock-based Compensation - Stock Option Transactions (Details) shares in Thousands	3 Months Ended
Mar. 31, 2017 CAD / shares shares
Outstanding (in shares) | shares	12,010
Outstanding, weighted average exercise price (in CAD per share) | CAD / shares	CAD 0.48
Exercised (in shares) | shares	(1,228)
Exercised, weighted average exercise price (in CAD per share) | CAD / shares	CAD 0.31
Forfeited/expired (in shares) | shares	(2,542)
Forfeited/Expired, weighted average exercise price (in CAD per share) | CAD / shares	CAD 0.78
Outstanding (in shares) | shares	8,240
Outstanding, weighted average exercise price (in CAD per share) | CAD / shares	CAD 0.39